Parent-Only Financial Statements, Statement of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 18,897	$ 15,869	$ 12,362
Other comprehensive income, net of tax:
Securities available for sale, Net change	3,053	(663)	1,538
Derivatives and hedging activities, Net change	(201)	(249)	89
Defined benefit plans adjustment, Net change	(395)	(607)	70
Wells Fargo other comprehensive income (loss), net of tax	2,443	(1,531)	1,729
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	18,897	15,869	12,362
Other comprehensive income, net of tax:
Securities available for sale, Net change	61	(50)	(30)
Derivatives and hedging activities, Net change	31	(1)	(88)
Defined benefit plans adjustment, Net change	(379)	(650)	114
Equity in other comprehensive income of subsidiaries	2,730	(830)	1,733
Total comprehensive income	$ 21,340	$ 14,338	$ 14,091